Profit Interest Units of SIS Holdings LP (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 31, 2017
Profit Interest Units of SIS Holdings LP (Details) [Line Items]
Ownership percentage	50.00%
Equity based compensation costs	$ 3.5	$ 4.2
Class B Profit Interest Units [Member]
Profit Interest Units of SIS Holdings LP (Details) [Line Items]
Shares originally available for issuance (in Shares)			1,000,000
Vesting percentage	25.00%
Vesting period	42 months
Equity-based compensation costs not yet recognized, number of shares (in Shares)	568
Equity based compensation costs not yet recognized		$ 0.4
Weighted-average period		1 year 10 days